Summary of significant accounting policie (Tables)	6 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives

Useful Life
Automobiles	10 years
Leasehold improvement	Over shorter of the lease term and the remining useful life